Equity - Reserves and Retained Earnings - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Conversion of Convertible Notes	$ 2,301,025	$ 4,517,837
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	(4,012,560)
Convertible notes at fair value	$ 294,745	$ 505,277